UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-06481
                                   ---------

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 05/31
                         -----

Date of reporting period: 11/30/05
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                        NOVEMBER 30, 2005
--------------------------------------------------------------------------------

                                                 Franklin California
                                                 High Yield Municipal Fund

                                                 Franklin Tennessee
                                                 Municipal Bond Fund

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER        |           TAX-FREE INCOME
--------------------------------------------------------------------------------
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                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                      FRANKLIN
             MUNICIPAL SECURITIES TRUST                Eligible shareholders can
                                                       sign up for eDelivery at
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                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                             FRANKLIN TEMPLETON INVESTMENTS

                             GAIN FROM OUR PERSPECTIVE(R)

                             Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE        Each of our portfolio management groups operates
                             autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                             FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                             TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                             MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION         Because our management groups work independently
                             and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST    At Franklin Templeton Investments, we seek to
                             consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                               [GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:
Understanding Interest Rates ..............................................    4

SEMIANNUAL REPORT

Municipal Bond Market Overview ............................................    7

Franklin California High Yield Municipal Fund .............................    9

Franklin Tennessee Municipal Bond Fund ....................................   18

Financial Highlights and Statements of Investments ........................   25

Financial Statements ......................................................   43

Notes to Financial Statements .............................................   46

Shareholder Information ...................................................   54

--------------------------------------------------------------------------------


SEMIANNUAL REPORT

MUNICIPAL BOND MARKET OVERVIEW

For the six-month period ended November 30, 2005, the municipal bond market performed comparatively well as the fixed income markets continued to face a tightening Federal Reserve Board (Fed) policy, volatile oil prices, increased inflation expectations, concerns about the dollar, mixed economic releases, and the aftermath of Hurricanes Katrina and Rita. As interest rates generally increased, municipal bonds, which have domestic tax advantages, outperformed U.S. Treasury bonds. The Lehman Brothers Municipal Bond Index returned +0.36% for the period, while the Lehman Brothers U.S. Treasury Index had a -0.81% return.(1)

During the reporting period, short-term interest rates steadily increased as the Fed followed its tightening policy and raised the federal funds target rate from 3.00% to 4.00% in four successive moves. Intermediate- and longer-term Treasury yields also increased, although at a slower pace. Demand persisted from foreign and domestic buyers who continued to buy intermediate- and longer-term Treasury bonds, as they sought relatively higher yield and expected inflation to remain fairly contained. As a result, the Treasury yield curve flattened during the reporting period. Two-year Treasury yields increased 82 basis points (100 basis points equal one percentage point), while 10-year and 30-year Treasury yields increased 49 and 51 basis points. The 10-year Treasury note yielded 4.49% and the 30-year Treasury bond yielded 4.69% on November 30, 2005. The municipal yield curve also flattened, though less than the Treasury yield curve. According to Municipal Market Data, the two-year municipal bond yield rose 48 basis points during the period, while 10-year and 30-year yields increased 38 and 29 basis points.(2) Consequently, long-maturity municipal bonds continued to perform comparatively well.

(1) Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. The index excludes Treasury bills (because of the maturity constraint), flower bonds, targeted investor notes (TINs), and state and local government series
      (SLGS) bonds, STRIPS and Treasury Inflation-Protected Securities (TIPS).

(2)   Source: Thomson Financial.


                                                           Semiannual Report | 7

Motivated by a relatively low interest rate environment, along with expectations that rates may continue to rise, municipal bond issuers actively refunded higher yielding outstanding debt and accessed the debt market to finance capital needs. As a result, the municipal bond market appeared to be on a record-setting pace for new issuance with more than $375 billion in new deals year-to-date on November 30.(3) Refunding deals represented more than $123 billion.(3) Just as homebuyers seek to lower their mortgage rates, municipalities tend to borrow more when interest rates are low. Demand for municipal bonds remained strong as investors found municipal bonds' taxable equivalent yields attractive. Healthy demand came from a wide range of traditional buyers such as mutual funds, individuals, and property and casualty companies, and also from nontraditional crossover participants. Crossover buyers typically invest in taxable securities; however, they will enter the municipal bond market when municipal valuations are attractive, as they were during the reporting period. Overall credit trends remained positive for the municipal bond market as credit rating agencies Moody's Investors Service and Standard & Poor's reported that upgrades continued to outpace downgrades during the third quarter of 2005.

(3)   Source: THE BOND BUYER.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF NOVEMBER 30, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


8 | Semiannual Report

FRANKLIN CALIFORNIA
HIGH YIELD MUNICIPAL FUND

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin California High Yield Municipal Fund seeks to provide a high level of income exempt from federal and California personal income taxes by investing at least 80% of its net assets in California municipal securities including higher-yielding, lower rated securities that pay interest free from such taxes.(1) Its secondary goal is capital appreciation.

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin California High Yield Municipal Fund
Based on Total Long-Term Investments as of 11/30/05**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ..............................................................   12.9%
AA ...............................................................    2.3%
A ................................................................    5.5%
BBB ..............................................................    8.0%
Below Investment Grade ...........................................    4.2%
Not Rated by S&P .................................................   67.1%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                                     MOODY'S     FITCH     INTERNAL
AAA or Aaa                                    2.2%        --         5.7%
A                                             0.2%        --         3.8%
BBB or Baa                                    0.9%       1.4%       10.7%
Below Investment Grade                         --         --        42.2%
--------------------------------------------------------------------------
Total                                         3.3%       1.4%       62.4%

--------------------------------------------------------------------------------

This semiannual report for Franklin California High Yield Municipal Fund covers the period ended November 30, 2005.

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 28.


                                                           Semiannual Report | 9

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as municipal bond yields rose, bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, decreased from $10.39 on May 31, 2005, to $10.31 on November 30, 2005. The Fund's Class A shares paid dividends totaling 25.27 cents per share for the same period.(2) The performance summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.59%, based on an annualization of the current 4.12 cent per share monthly dividend and the maximum offering price of $10.77 on November 30, 2005. An investor in the 2005 maximum combined federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 7.79% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

The Fund experienced healthy inflows during the reporting period. Due to the current, lower interest rate environment, the Fund was forced to invest the new assets in lower-yielding bonds. This reduced the Fund's income and caused dividend distributions to decline, as shown in the dividend distributions table.

STATE UPDATE

California's large and diverse economy continued to show healthy signs of sustained growth. A wide variety of industries including professional services, education, health services, trade and manufacturing powered the state's economy. Southern California's economy gained momentum, helped by a new defense buildup. Some signs indicated a high-technology turnaround, which could benefit northern California. The state's employment picture improved, recording job gains every month during the reporting period. As of November 2005, the unemployment rate was 5.2%, which is slightly higher than the 5.0% national rate.(3)

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3)   Source: Bureau of Labor Statistics.


10 | Semiannual Report

Despite economic improvement and healthy tax revenue increases, California continued to face major structural deficit problems in fiscal year 2005. Deficit financing bonds eased immediate liquidity pressures, but difficult taxation or cost-cut decisions will likely be necessary in the long run to reconcile the large mismatch between ongoing revenues and expenditures. The fiscal year 2005 budget was balanced with the help of a $3.8 billion amnesty tax windfall, of which an estimated 90% is likely to be refunded through fiscal year 2007, from corporations and other taxpayers prepaying contested taxes to avoid substantial penalties.(4) The state's progressive income tax structure has contributed to often volatile revenues, but it has the potential for strong revenue performance if personal income picks up following positive trends in capital gains and stock option taxes. In the November elections, voters rejected Governor Schwarzenegger's Reform Agenda, a series of ballot initiatives that would have capped state spending and granted the governor the authority to make midyear budget cuts.

Based on the state's elimination of near-term liquidity pressures with bond issuance and the amnesty tax windfall, independent credit rating agency Standard & Poor's assigned California's general obligation bonds an A rating with a stable outlook.(5) Overall debt levels went up but are expected to stay manageable. The state's financial picture remained uncertain with continuing fiscal structural issues.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

(4)   Source: Standard & Poor's, "State Review: California," RATINGSDIRECT,
      9/12/05.

(5)   This does not indicate Standard & Poor's rating of the Fund.


                                                          Semiannual Report | 11

PORTFOLIO BREAKDOWN
Franklin California High Yield Municipal Fund 11/30/05

--------------------------------------------------------------------------------
                                                                    % OF TOTAL
                                                        LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Tax-Supported                                                            49.0%
--------------------------------------------------------------------------------
Prerefunded                                                              10.9%
--------------------------------------------------------------------------------
Transportation                                                            8.8%
--------------------------------------------------------------------------------
General Obligation                                                        7.8%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    6.7%
--------------------------------------------------------------------------------
Other Revenue                                                             6.1%
--------------------------------------------------------------------------------
Higher Education                                                          4.0%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                      3.2%
--------------------------------------------------------------------------------
Utilities                                                                 3.0%
--------------------------------------------------------------------------------
Corporate-Backed                                                          0.4%
--------------------------------------------------------------------------------
Housing                                                                   0.1%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

DIVIDEND DISTRIBUTIONS*
Franklin California High Yield Municipal Fund

---------------------------------------------------------------------------------------------------
                                                                     DIVIDEND PER SHARE
                                                         ------------------------------------------
MONTH                                                      CLASS A        CLASS B        CLASS C
---------------------------------------------------------------------------------------------------
June                                                      4.27 cents     3.81 cents     3.80 cents
---------------------------------------------------------------------------------------------------
July                                                      4.27 cents     3.81 cents     3.80 cents
---------------------------------------------------------------------------------------------------
August                                                    4.27 cents     3.81 cents     3.80 cents
---------------------------------------------------------------------------------------------------
September                                                 4.17 cents     3.70 cents     3.69 cents
---------------------------------------------------------------------------------------------------
October                                                   4.17 cents     3.70 cents     3.69 cents
---------------------------------------------------------------------------------------------------
November                                                  4.12 cents     3.65 cents     3.64 cents
---------------------------------------------------------------------------------------------------
TOTAL                                                    25.27 CENTS    22.48 CENTS    22.42 CENTS
---------------------------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

MANAGER'S DISCUSSION

Our value-oriented philosophy of investing primarily for income, combined with a relatively steep municipal yield curve compared to Treasuries, favored longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain invested in bonds ranging from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Semiannual Report

PERFORMANCE SUMMARY AS OF 11/30/05

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FCAMX)                                 CHANGE          11/30/05          5/31/05
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   -$0.08           $10.31            $10.39
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/05-11/30/05)
--------------------------------------------------------------------------------------------------
Dividend Income                        $0.2527
--------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBCAX)                                 CHANGE          11/30/05          5/31/05
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   -$0.08           $10.36            $10.44
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/05-11/30/05)
--------------------------------------------------------------------------------------------------
Dividend Income                        $0.2248
--------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FCAHX)                                 CHANGE          11/30/05          5/31/05
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   -$0.08           $10.35            $10.43
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/05-11/30/05)
--------------------------------------------------------------------------------------------------
Dividend Income                        $0.2242
--------------------------------------------------------------------------------------------------


                                                          Semiannual Report | 13

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH                1-YEAR      5-YEAR          10-YEAR
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +1.68%                +6.90%     +36.60%          +80.05%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 -2.63%                +2.35%      +5.52%           +5.59%
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/05)(3)                                 +2.23%      +5.43%           +5.56%
---------------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                                   4.59%
---------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)                7.79%
---------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                           4.25%
---------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                            7.21%
---------------------------------------------------------------------------------------------------------------
CLASS B                                       6-MONTH                1-YEAR      5-YEAR     INCEPTION (2/1/00)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +1.40%                +6.28%     +32.99%          +47.68%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 -2.57%                +2.28%      +5.55%           +6.79%
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/05)(3)                                 +2.12%      +5.45%           +6.87%
---------------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                                   4.22%
---------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)                7.16%
---------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                           3.89%
---------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                            6.60%
---------------------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH                1-YEAR      5-YEAR     INCEPTION (5/1/96)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +1.40%                +6.38%     +33.04%          +71.06%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 +0.40%                +5.38%      +5.88%           +5.76%
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/05)(3)                                 +5.11%      +5.77%           +5.82%
---------------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                                   4.22%
---------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)                7.16%
---------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                           3.90%
---------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                            6.62%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. IN GENERAL, AN INVESTOR IS PAID A HIGHER YIELD TO ASSUME A GREATER DEGREE OF CREDIT RISK. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 11/30/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and California personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/05.


                                                          Semiannual Report | 15

YOUR FUND'S EXPENSES

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


16 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                       VALUE 6/1/05       VALUE 11/30/05    PERIOD* 6/1/05-11/30/05
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,016.80                $3.13
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,021.96                $3.14
----------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,014.00                $5.91
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,019.20                $5.92
----------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,014.00                $5.91
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,019.20                $5.92
----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.62%; B: 1.17%; and C: 1.17%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                          Semiannual Report | 17

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tennessee Municipal Bond Fund seeks to maximize income exempt from federal and Tennessee personal income taxes, consistent with prudent investment management and the preservation of capital, by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Tennessee Municipal Bond Fund
Based on Total Long-Term Investments as of 11/30/05**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA .......................................................    46.3%
AA ........................................................    12.5%
A .........................................................     3.6%
BBB .......................................................     5.1%
Not Rated by S&P ..........................................    32.5%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                                                      MOODY'S
AAA or Aaa                                                     24.6%
AA or Aa                                                        7.3%
A                                                               0.4%
BBB or Baa                                                      0.2%
---------------------------------------------------------------------
Total                                                          32.5%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Tennessee Municipal Bond Fund covers the period ended November 30, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as municipal bond yields rose, bond prices fell for the six months under review. The Fund's Class A share price, as measured by net asset value, decreased from $11.48 on May 31, 2005, to $11.26 on November 30, 2005. The Fund's Class A shares

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 39.


18 | Semiannual Report
paid dividends totaling 23.85 cents per share for the same period.(2) The Performance Summary beginning on page 21 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.03%. An investor in the 2005 maximum combined federal and Tennessee personal income tax bracket of 38.90% would need to earn a distribution rate of 6.60% from a taxable investment to match the Fund's Class A tax-free distribution rate.

The Fund experienced healthy inflows during the reporting period. Due to the current, lower interest rate environment, the Fund was forced to invest the new assets in lower-yielding bonds. This reduced the Fund's income and caused dividend distributions to decline, as shown in the dividend distributions table.

DIVIDEND DISTRIBUTIONS(2)
Franklin Tennessee Municipal Bond Fund Class A

------------------------------------------------------------------------
MONTH                                                 DIVIDEND PER SHARE
------------------------------------------------------------------------
June                                                      4.00 cents
------------------------------------------------------------------------
July                                                      4.00 cents
------------------------------------------------------------------------
August                                                    4.00 cents
------------------------------------------------------------------------
September                                                 3.95 cents
------------------------------------------------------------------------
October                                                   3.95 cents
------------------------------------------------------------------------
November                                                  3.95 cents
------------------------------------------------------------------------
TOTAL                                                    23.85 CENTS
------------------------------------------------------------------------

STATE UPDATE

Tennessee's economic recovery continued at a strong pace, supported by solid job growth, a well-diversified economic base, and increasing personal income. Unemployment declined to 5.8% as of November 30, 2005, but remained higher than the national rate, which was 5.0% during the same period.(3) Gains in the retail and health care sectors offset a declining manufacturing base and a transportation sector hurt by high energy costs. The tourism industry also strengthened and benefited virtually every part of the state. Income levels were slightly less than the national average but grew steadily.

Tennessee's general fund revenue collections exceeded estimates by $261 million in fiscal year 2005. Thus, the state increased its general fund reserve balance to $275 million for that fiscal year.(4) Tennessee's financial operations improved partly due to a one-cent sales tax increase implemented in fiscal year 2003.

The state's fiscal year 2006 budget was balanced successfully and without relying on one-time revenues as it had in the past. The budget also reflected the state's implementation of TennCare reforms. Tennessee finally overcame prolonged legal challenges and litigation, allowing the state to reduce enrollment and limit benefits. Thus, TennCare expenditures, which nearly doubled since fiscal year 2000 to $8.7 billion in fiscal year 2005, were expected to decrease in the near term and not increase significantly in the long term.(5)

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3)   Source: Bureau of Labor Statistics.

(4) Source: Moody's Investors Service, "New Issue: Tennessee (State of)," 10/28/05.

(5) Source: Standard & Poor's, "Research: Tennessee; Tax Secured, General Obligation," RATINGSDIRECT, 10/31/05.


                                                          Semiannual Report | 19

PORTFOLIO BREAKDOWN
Franklin Tennessee Municipal Bond Fund 11/30/05

---------------------------------------------------------------------------
                                                           % OF TOTAL
                                                     LONG-TERM INVESTMENTS*
---------------------------------------------------------------------------
Utilities                                                   29.0%**
---------------------------------------------------------------------------
Prerefunded                                                 26.7%
---------------------------------------------------------------------------
General Obligation                                          14.9%
---------------------------------------------------------------------------
Hospital & Health Care                                       9.8%
---------------------------------------------------------------------------
Other Revenue                                                5.8%
---------------------------------------------------------------------------
Higher Education                                             3.9%
---------------------------------------------------------------------------
Transportation                                               3.9%
---------------------------------------------------------------------------
Subject to Government Appropriations                         2.3%
---------------------------------------------------------------------------
Housing                                                      2.0%
---------------------------------------------------------------------------
Corporate-Backed                                             0.9%
---------------------------------------------------------------------------
Tax-Supported                                                0.8%
---------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

** The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned Tennessee's general obligation bonds AA and Aa2 ratings with a stable outlook.(6) The ratings and outlook reflected the state's increasing economic diversification, historically modest debt ratios, and recent strides made toward long-term fiscal stability.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Our value-oriented philosophy of investing primarily for income, combined with a relatively steep municipal yield curve compared to Treasuries, favored longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call features. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.

(6)   These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 | Semiannual Report

PERFORMANCE SUMMARY AS OF 11/30/05

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------
CLASS A (SYMBOL: FRTIX)                                CHANGE   11/30/05   5/31/05
-----------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.22   $  11.26   $ 11.48
-----------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/05-11/30/05)
-----------------------------------------------------------------------------------
Dividend Income                             $ 0.2385
-----------------------------------------------------------------------------------

PERFORMANCE(1)

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS INCLUDE THE MAXIMUM SALES CHARGE.

---------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH            1-YEAR    5-YEAR    10-YEAR
---------------------------------------------------------------------------------------------
Cumulative Total Return(2)                   +0.17%             +3.92%    +33.57%    +71.39%
---------------------------------------------------------------------------------------------
Average Annual Total Return(3)               -4.09%             -0.48%     +5.04%     +5.08%
---------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/05)(4)                            -1.14%     +4.53%     +5.04%
---------------------------------------------------------------------------------------------
   Distribution Rate(5)                                4.03%
---------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(6)             6.60%
---------------------------------------------------------------------------------------------
   30-Day Standardized Yield(7)                        3.32%
---------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(6)                         5.43%
---------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 21

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) The Fund's manager agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 3.26%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge. Six-month return has not been annualized.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Distribution rate is based on an annualization of the current 3.95 cent per share monthly dividend and the maximum offering price of $11.76 per share on 11/30/05.

(6) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Tennessee personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

(7) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/05.


22 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                        VALUE 6/1/05      VALUE 11/30/05   PERIOD* 6/1/05-11/30/05
----------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000           $ 1,001.70              $ 3.51
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000           $ 1,021.56              $ 3.55
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


24 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                    ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                    NOVEMBER 30,
                                                        2005                              YEAR ENDED MAY 31,
CLASS A                                              (UNAUDITED)      2005         2004         2003          2002         2001
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $   10.39       $   9.94     $  10.21     $   9.97      $   9.95     $   9.52
                                                    ------------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a) .....................         0.25           0.53         0.56         0.54          0.57(e)      0.60

  Net realized and unrealized gains (losses) ...        (0.08)          0.47        (0.28)        0.25          0.02(e)      0.39
                                                    ------------------------------------------------------------------------------
Total from investment operations ...............         0.17           1.00         0.28         0.79          0.59         0.99
                                                    ------------------------------------------------------------------------------
Less distributions from net investment income ..        (0.25)         (0.55)       (0.55)       (0.55)        (0.57)       (0.56)

Redemption fees ................................           --(c)          --(c)        --           --            --           --
                                                    ------------------------------------------------------------------------------
Net asset value, end of period .................    $   10.31       $  10.39     $   9.94     $  10.21      $   9.97     $   9.95
                                                    ==============================================================================

Total return(b) ................................         1.68%         10.26%        2.81%        8.15%         5.99%       10.61%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............    $ 930,368       $777,960     $548,292     $537,770      $503,337     $483,666

Ratios to average net assets:

  Expenses .....................................         0.62%(d)       0.64%        0.65%        0.65%         0.65%        0.65%

  Expenses net of waiver and payments
     by affiliate ..............................         0.62%(d)       0.64%        0.65%        0.65%         0.61%        0.50%

  Net investment income ........................         4.84%(d)       5.22%        5.61%        5.36%         5.66%(e)     6.02%

Portfolio turnover rate ........................         7.77%          5.43%        8.79%       10.13%        21.77%       29.01%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e) Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

      Net investment income per share ..............................   $ 0.01
      Net realized and unrealized gains (losses) per share .........    (0.01)
      Ratio of net investment income to average net assets .........     0.08%

      Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


                     Semiannual Report | See notes to financial statements. | 25

FRANKLIN MUNICIPAL SECURITIES TRUST

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                    ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                    NOVEMBER 30,
                                                        2005                              YEAR ENDED MAY 31,
CLASS B                                              (UNAUDITED)      2005         2004         2003          2002         2001
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $   10.44       $   9.99     $  10.25     $  10.02      $   9.98     $   9.54
                                                    ------------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a) .....................         0.22           0.48         0.51         0.49          0.52(e)      0.53

  Net realized and unrealized gains (losses) ...        (0.07)          0.46        (0.28)        0.24          0.03(e)      0.42
                                                    ------------------------------------------------------------------------------
Total from investment operations ...............         0.15           0.94         0.23         0.73          0.55         0.95
                                                    ------------------------------------------------------------------------------
Less distributions from net investment income ..        (0.23)         (0.49)       (0.49)       (0.50)        (0.51)       (0.51)

Redemption fees ................................           --(c)          --(c)        --           --            --           --
                                                    ------------------------------------------------------------------------------
Net asset value, end of period .................    $   10.36       $  10.44     $   9.99     $  10.25      $  10.02     $   9.98
                                                    ==============================================================================

Total return(b) ................................         1.40%          9.61%        2.24%        7.52%         5.58%       10.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............    $  30,891       $ 31,588     $ 28,197     $ 29,268      $ 23,029     $ 11,598

Ratios to average net assets:

  Expenses .....................................         1.17%(d)       1.19%        1.20%        1.20%         1.20%        1.20%

  Expenses net of waiver and payments
     by affiliate ..............................         1.17%(d)       1.19%        1.20%        1.20%         1.16%        1.05%

  Net investment income ........................         4.29%(d)       4.67%        5.06%        4.81%         5.13%(e)     5.32%

Portfolio turnover rate ........................         7.77%          5.43%        8.79%       10.13%        21.77%       29.01%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e) Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

      Net investment income per share ..............................   $ 0.01
      Net realized and unrealized gains (losses) per share .........    (0.01)
      Ratio of net investment income to average net assets .........     0.08%

      Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


26 | See notes to financial statements. | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                    ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                    NOVEMBER 30,
                                                        2005                              YEAR ENDED MAY 31,
CLASS C                                              (UNAUDITED)      2005         2004         2003          2002         2001
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $   10.43       $   9.97     $  10.24     $  10.01      $   9.98     $   9.55
                                                    ------------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a) .....................         0.22           0.48         0.51         0.48          0.52(e)      0.54

  Net realized and unrealized gains (losses) ...        (0.08)          0.47        (0.29)        0.25          0.02(e)      0.40
                                                    ------------------------------------------------------------------------------
Total from investment operations ...............         0.14           0.95         0.22         0.73          0.54         0.94
                                                    ------------------------------------------------------------------------------
Less distributions from net investment income ..        (0.22)         (0.49)       (0.49)       (0.50)        (0.51)       (0.51)

Redemption fees ................................           --(c)          --(c)        --           --            --           --
                                                    ------------------------------------------------------------------------------
Net asset value, end of period .................    $   10.35       $  10.43     $   9.97     $  10.24      $  10.01     $   9.98
                                                    ==============================================================================

Total return(b) ................................         1.40%          9.72%        2.24%        7.43%         5.49%        9.98%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............    $ 151,468       $120,521     $ 79,294     $ 77,748      $ 74,611     $ 67,735

Ratios to average net assets:

  Expenses .....................................         1.17%(d)       1.19%        1.20%        1.20%         1.20%        1.20%

  Expenses net of waiver and payments
     by affiliate ..............................         1.17%(d)       1.19%        1.20%        1.20%         1.16%        1.05%

  Net investment income ........................         4.29%(d)       4.67%        5.06%        4.81%         5.12%(e)     5.48%

Portfolio turnover rate ........................         7.77%          5.43%        8.79%       10.13%        21.77%       29.01%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e) Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

      Net investment income per share ..............................   $ 0.01
      Net realized and unrealized gains (losses) per share .........    (0.01)
      Ratio of net investment income to average net assets .........     0.08%

      Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


                     Semiannual Report | See notes to financial statements. | 27

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 93.5%
   BONDS 84.6%
   CALIFORNIA 84.4%
   ABAG 1915 Act Special Assessment,
     Windemere Ranch AD, Series 1, 7.30%, 9/02/17 ................................................     $ 9,870,000    $   10,563,664
     Windemere Ranch AD, Series 1, 7.35%, 9/02/20 ................................................       7,820,000         8,369,042
     Windemere Ranch AD, Series 1, 7.45%, 9/02/30 ................................................       4,820,000         5,162,895
     Windemere Ranch AD 99, Series 1, 6.20%, 9/02/20 .............................................       1,950,000         2,048,709
     Windemere Ranch AD 99, Series 1, 6.30%, 9/02/25 .............................................       2,935,000         3,081,104
   ABAG Finance Authority for Nonprofit Corps. COP, California Mortgage Insured, 6.15%, 1/01/22 ..       1,260,000         1,322,093
   ABAG Finance Authority for Nonprofit Corps. Revenue, Elder Care Alliance, California Mortgage
    Insured, 5.60%, 8/15/34 ......................................................................       4,260,000         4,468,740
   Adelanto Water Authority Revenue,
     Parity, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 ............       3,150,000         3,504,249
     Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 ......       2,000,000         2,253,480
   Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16 .....................................       1,240,000         1,266,276
   Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
     6.70%, 8/01/12 ..............................................................................       3,400,000         3,526,208
     7.00%, 8/01/19 ..............................................................................       4,015,000         4,164,759
   American Canyon Financing Authority Infrastructure Revenue Special Assessment, American Canyon
    Road East,
     5.00%, 9/02/25 ..............................................................................       1,305,000         1,282,397
     5.00%, 9/02/30 ..............................................................................       2,020,000         1,963,965
     5.10%, 9/02/35 ..............................................................................       1,695,000         1,656,795
   Avenal PFAR,
     Pre-Refunded, 7.00%, 9/02/10 ................................................................         840,000           890,980
     Pre-Refunded, 7.25%, 9/02/27 ................................................................       3,665,000         3,983,598
     Refunding, 5.00%, 9/01/30 ...................................................................       1,325,000         1,306,384
     Refunding, 5.00%, 9/01/36 ...................................................................         710,000           685,107
   Beaumont Financing Authority Local Agency Revenue,
     Series B, 5.35%, 9/01/28 ....................................................................       1,000,000           992,110
     Series B, 5.40%, 9/01/35 ....................................................................       1,490,000         1,485,485
     Series C, 5.50%, 9/01/29 ....................................................................         855,000           859,950
     Series C, 5.50%, 9/01/35 ....................................................................       1,035,000         1,040,993
   Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/27 .............................       3,940,000         4,114,660
   Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
     5.00%, 9/02/25 ..............................................................................       3,195,000         3,171,006
     5.125%, 9/02/30 .............................................................................       4,400,000         4,390,452
     5.15%, 9/02/35 ..............................................................................       3,450,000         3,413,430
   Burbank Wastewater Treatment Revenue, Series A, AMBAC Insured, 5.00%, 6/01/34 .................       1,430,000         1,476,918
   Calexico Special Financing Authority Sales Tax Revenue,
     ETM, 7.40%, 1/01/06 .........................................................................         340,000           341,047
     Pre-Refunded, 7.40%, 1/01/18 ................................................................       7,680,000         7,703,654
   California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 .............       9,670,000        10,449,789
   California Educational Facilities Authority Revenue,
     California College of the Arts, 5.00%, 6/01/30 ..............................................       1,800,000         1,799,982
     California College of the Arts, 5.00%, 6/01/35 ..............................................       4,405,000         4,351,391
     Keck Graduate Institute, 6.75%, 6/01/30 .....................................................       2,500,000         2,714,950


28 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California Educational Facilities Authority Revenue, (cont.)
     Occidental College, Series A, MBIA Insured, 5.00%, 10/01/30 .................................     $ 2,000,000    $    2,070,520
     Occidental College, Series A, MBIA Insured, 5.00%, 10/01/33 .................................       7,345,000         7,615,810
     Pooled College and University Projects, Series B, Pre-Refunded, 6.30%, 4/01/21 ..............       1,000,000         1,059,210
     Pooled College and University, Series B, 6.625%, 6/01/20 ....................................       1,000,000         1,139,120
   California Health Facilities Financing Authority Revenue,
     Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ............................................       2,500,000         2,567,375
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ...........................................       3,250,000         3,448,022
     Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 .................         935,000           955,832
   California State GO,
     5.00%, 2/01/33 ..............................................................................      15,600,000        15,934,308
     AMBAC Insured, 5.00%, 3/01/34 ...............................................................      10,000,000        10,299,000
     FGIC Insured, 6.00%, 8/01/19 ................................................................          30,000            30,429
   California State Public Works Board Lease Revenue, Department of Mental Health, Coalinga,
    Series A, 5.125%, 6/01/29 ....................................................................       5,000,000         5,119,200
   California State University of Fresno Assn. Inc. Revenue, Senior Auxiliary Organization Event
    Center, Pre-Refunded, 6.00%, 7/01/22 .........................................................       3,500,000         4,013,100
(a)California Statewide CDA Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%,
    10/01/33 .....................................................................................       3,320,000         1,608,839
   California Statewide CDA Revenue,
     Bentley School, Refunding, 6.75%, 7/01/32 ...................................................       8,250,000         9,006,112
     Elder Care Alliance, Series A, 8.00%, 11/15/22 ..............................................       3,000,000         3,152,430
     Elder Care Alliance, Series A, 8.25%, 11/15/32 ..............................................       4,000,000         4,209,160
     Eskaton Village Grass Valley, 8.25%, 11/15/31 ...............................................       9,865,000        11,189,771
     John F. Kennedy University, 6.75%, 10/01/33 .................................................       5,000,000         5,243,550
     Monterey Institute International, 7.75%, 7/01/31 ............................................       8,285,000         8,033,882
     Presidio Hill School, 6.875%, 8/01/32 .......................................................       6,195,000         6,569,054
     Prospect Sierra School, 6.75%, 9/01/32 ......................................................       5,000,000         5,210,000
     Seven Hills School, 6.50%, 8/01/31 ..........................................................       5,600,000         5,721,296
     Sonoma County Day School, 6.75%, 1/01/32 ....................................................       6,000,000         6,211,320
     Sutter Health, Series A, 5.00%, 11/15/43 ....................................................      16,500,000        16,512,375
     Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 .......................       5,000,000         6,004,750
     Turning Point, 6.50%, 11/01/31 ..............................................................       6,130,000         6,363,063
   California Statewide CDA, COP,
     Catholic Healthcare West, 6.50%, 7/01/20 ....................................................      12,060,000        13,488,989
     International School of the Peninsula Project, 7.50%, 11/01/29 ..............................      10,415,000        10,794,835
     Windward School, 6.90%, 9/01/23 .............................................................       1,945,000         2,004,031
   Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, Pre-Refunded,
    6.55%, 10/01/32 ..............................................................................       5,300,000         5,994,724
   Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 .....................       1,120,000         1,119,910
   Cathedral City 1915 Act Special Assessment, Ltd. Obligation, Cove ID 04-02,
     5.00%, 9/02/30 ..............................................................................       1,215,000         1,191,733
     5.05%, 9/02/35 ..............................................................................       1,350,000         1,322,204
   Chino CFD Special Tax,
     No. 03-1, 5.875%, 9/01/33 ...................................................................       1,250,000         1,261,075
     No. 03-3, Improvement Area 1, 5.70%, 9/01/29 ................................................       1,215,000         1,265,872
     No. 03-3, Improvement Area 1, 5.75%, 9/01/34 ................................................       1,420,000         1,474,159


                                                          Semiannual Report | 29

FRANKLIN MUNICIPAL SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
(b)Chula Vista CFD Special Tax, No. 12-I, Mcmillin Otay Ranch, 5.25%,
     9/01/30 .....................................................................................     $ 2,135,000    $    2,134,829
     9/01/36 .....................................................................................       3,705,000         3,693,477
   Chula Vista Special Tax, CFD No. 2000-1, Pre-Refunded, 6.60%, 9/01/30 .........................       1,500,000         1,657,620
   Corona CFD Special Tax,
     No. 01-02, Improvement Nos. 1 and 2, 6.25%, 9/01/32 .........................................       1,890,000         1,912,434
     No. 03-2, Highlands, 5.15%, 9/01/34 .........................................................       2,810,000         2,739,834
   Corona-Norco USD Special Tax, CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 ......................       2,120,000         2,407,578
   Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%, 9/02/33 ..........       5,730,000         5,815,033
   Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 ..........................................       3,665,000         3,749,588
   Duarte RDA Tax Allocation,
     Davis Addition Project Area, Refunding, 6.70%, 9/01/14 ......................................       2,420,000         2,572,847
     Davis Addition Project Area, Refunding, 6.90%, 9/01/18 ......................................       4,120,000         4,366,623
     Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ............................         600,000           647,568
   El Dorado County Public Financing Revenue, Pre-Refunded, 6.375%, 2/15/25 ......................       1,885,000         1,973,086
   El Dorado County Special Tax,
     CFD No. 1992-1, 6.125%, 9/01/16 .............................................................       4,745,000         4,927,825
     CFD No. 2005-1, 5.00%, 9/01/21 ..............................................................       1,000,000           987,060
     CFD No. 2005-1, 5.15%, 9/01/25 ..............................................................       2,075,000         2,054,540
     CFD No. 2005-1, 5.25%, 9/01/35 ..............................................................       4,180,000         4,154,711
   Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded, 6.00%, 8/01/33 ..........       1,750,000         1,894,725
   Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ............       3,500,000         3,660,020
   Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 ......................       1,760,000         1,945,117
   Fontana Special Tax,
     CFD No. 12, Pre-Refunded, 6.60%, 9/01/19 ....................................................       3,295,000         3,696,034
     CFD No. 12, Pre-Refunded, 6.625%, 9/01/30 ...................................................       7,675,000         8,615,801
     CFD No. 37, 5.00%, 9/01/30 ..................................................................       1,000,000           976,340
   Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
     9/01/28 .....................................................................................       2,650,000         2,742,750
     9/01/34 .....................................................................................       2,795,000         2,878,570
   Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%, 7/01/24 ........       6,375,000         6,611,385
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed,
     Series A-2, 7.90%, 6/01/42 ..................................................................         750,000           902,663
     Series A-3, 7.875%, 6/01/42 .................................................................       6,400,000         7,692,672
     Series B, Pre-Refunded, 5.625%, 6/01/38 .....................................................      14,000,000        15,613,080
   Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 ...........................................       3,705,000         3,840,936
   Hercules RDA Tax Allocation, Hercules Merged Project, Pre-Refunded, 6.40%, 9/01/21 ............       5,000,000         5,088,050
   Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 ..................       5,000,000         5,196,600
   Imperial County Special Tax, CFD No. 98-1,
     6.45%, 9/01/17 ..............................................................................       2,035,000         1,930,543
     6.50%, 9/01/31 ..............................................................................       5,705,000         5,202,218
   Indio 1915 Act GO,
     AD No. 99-1, 7.125%, 9/02/20 ................................................................       2,160,000         2,350,555
     AD No. 2001-1, 6.50%, 9/02/26 ...............................................................       4,515,000         4,750,728


30 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Indio CFD Special Tax,
     5.00%, 9/01/25 ..............................................................................     $ 4,000,000    $    3,921,040
     5.10%, 9/01/30 ..............................................................................       1,275,000         1,245,127
     5.15%, 9/01/35 ..............................................................................       2,000,000         1,949,340
   Irvine 1915 Act Special Assessment,
     AD No. 00-18, Group 5, 5.00%, 9/02/26 .......................................................       1,295,000         1,273,555
     AD No. 03-19, Group 3, 5.00%, 9/02/29 .......................................................       1,120,000         1,094,050
   John C. Fremont Hospital District Health Facilities Revenue, California Mortgage Insured,
    6.75%, 6/01/13 ...............................................................................       1,370,000         1,387,865
   Jurupa Community Services District Special Tax,
     CFD No. 7, Series A, 5.10%, 9/01/28 .........................................................       2,695,000         2,713,919
     CFD No. 7, Series A, 5.15%, 9/01/35 .........................................................       3,690,000         3,634,465
     CFD No. 11, Series A, 5.00%, 9/01/25 ........................................................       1,930,000         1,906,010
     CFD No. 11, Series A, 5.05%, 9/01/30 ........................................................       2,495,000         2,456,702
     CFD No. 11, Series A, 5.10%, 9/01/35 ........................................................       2,065,000         2,018,455
     CFD No. 12, Series A, 5.10%, 9/01/29 ........................................................       2,000,000         1,970,060
     CFD No. 12, Series A, 5.15%, 9/01/35 ........................................................       3,000,000         2,954,850
   Lafayette RDA Tax Allocation, 5.75%, 8/01/32 ..................................................       1,000,000         1,039,990
   Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Ltd. Obligation, Refunding, 7.00%,
    9/02/30 ......................................................................................       8,575,000         9,325,570
   Lake Elsinore Special Tax,
     CFD No. 3, Improvement Area 1, 5.10%, 9/01/22 ...............................................         750,000           752,573
     CFD No. 3, Improvement Area 1, 5.15%, 9/01/25 ...............................................         635,000           636,613
     CFD No. 3, Improvement Area 1, 5.25%, 9/01/30 ...............................................       1,195,000         1,196,661
     CFD No. 3, Improvement Area 1, 5.25%, 9/01/35 ...............................................       1,225,000         1,217,589
     Improvements, CFD No. 2-A, 5.85%, 9/01/24 ...................................................       1,035,000         1,076,980
     Improvements, CFD No. 2-A, 5.95%, 9/01/34 ...................................................       2,200,000         2,287,120
   Lake Elsinore USD, CFD Special Tax, No. 2001-1, 6.30%, 9/01/33 ................................       4,490,000         4,616,618
   Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
    Refunding,
     5.40%, 2/01/29 ..............................................................................         500,000           503,895
     5.60%, 2/01/34 ..............................................................................       1,250,000         1,267,863
   Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
     6.50%, 9/01/24 ..............................................................................       1,000,000         1,091,820
     5.25%, 9/01/28 ..............................................................................       1,750,000         1,765,400
     5.30%, 9/01/35 ..............................................................................       3,300,000         3,326,433
   Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 .......................       3,000,000         3,134,280
   Lincoln Special Tax, CFD No. 2003-1,
     5.90%, 9/01/24 ..............................................................................       2,000,000         2,129,340
     5.95%, 9/01/28 ..............................................................................       5,000,000         5,322,600
     6.00%, 9/01/34 ..............................................................................       4,000,000         4,254,320
   Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%, 12/01/21 ..       7,500,000         7,647,750
   Los Angeles Harbor Department Revenue, Series B, 6.00%, 8/01/14 ...............................       3,500,000         3,597,650
   Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 .......................................       1,000,000           947,570
   Lynwood PFA Lease Revenue,
     6.25%, 9/01/22 ..............................................................................       1,080,000         1,160,374
     6.30%, 9/01/29 ..............................................................................       2,680,000         2,868,672


                                                          Semiannual Report | 31

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ..............................     $ 1,000,000    $    1,066,490
   Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ................................       1,175,000         1,200,486
   Magnolia School District GO, Refunding, FGIC Insured, 5.00%, 8/01/31 ..........................       2,555,000         2,672,351
   Menifee USD Special Tax, CFD No. 2002-2,
     6.05%, 9/01/26 ..............................................................................       1,000,000         1,030,520
     6.10%, 9/01/34 ..............................................................................       3,715,000         3,830,314
   Modesto PFA Lease Revenue, John Thurman Field Renovation Project, 6.125%, 11/01/16 ............       1,245,000         1,294,763
(b)Moreno Valley USD, CFD Special Tax, No. 2004-6,
     5.00%, 9/01/22 ..............................................................................       2,105,000         2,077,824
     5.10%, 9/01/28 ..............................................................................       2,000,000         1,973,340
     5.20%, 9/01/36 ..............................................................................       5,000,000         4,976,750
   Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ................................       4,100,000         4,399,587
   Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement Area, Series A, 6.20%, 9/01/25 ..       2,105,000         2,221,049
   Murrieta CFD Special Tax,
     Blackmore Ranch, Series 2003-2, 6.10%, 9/01/34 ..............................................       2,000,000         2,089,980
     No. 2, The Oaks Improvement Area A, 5.90%, 9/01/27 ..........................................       2,000,000         2,080,040
     No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34 ..........................................       3,570,000         3,722,368
     No. 2, The Oaks Improvement Area B, 6.00%, 9/01/27 ..........................................       1,285,000         1,344,406
     No. 2, The Oaks Improvement Area B, 6.00%, 9/01/34 ..........................................       3,870,000         4,032,424
     No. 04-1, Bremerton, 5.625%, 9/01/34 ........................................................         700,000           708,092
   Napa Valley USD, GO, Election of 2002, FGIC Insured, 5.00%,
     8/01/26 .....................................................................................       1,000,000         1,050,750
     8/01/29 .....................................................................................       4,100,000         4,265,394
   Norco Special Tax,
     CFD No. 2002-1, 6.50%, 3/01/33 ..............................................................       1,500,000         1,597,290
     CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30 .................................................       2,640,000         3,108,019
   North Natomas CFD No. 4 Special Tax, Series B, 6.375%, 9/01/31 ................................       4,300,000         4,457,896
   Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 .............................       1,875,000         1,928,063
   Oceanside CFD Special Tax, No. 2001-1, Morro Hills Development, 5.50%, 9/01/34 ................       3,490,000         3,499,283
   Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 ...................       8,000,000         8,207,200
   Orange County 1915 Act Special Assessment, Ltd. Obligation, AD 01-1-GP1,
     5.00%, 9/02/28 ..............................................................................       3,000,000         2,918,340
     5.10%, 9/02/33 ..............................................................................       2,000,000         1,947,720
   Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%, 8/15/34 .............       5,000,000         5,150,900
   Oxnard California Special Tax, Community Facilities District No. 3, Seabridge, 5.00%,
    9/01/35 ......................................................................................       5,000,000         4,923,500
   Oxnard Harbor District Revenue,
     Series A, 5.75%, 8/01/20 ....................................................................       1,110,000         1,151,614
     Series B, 6.00%, 8/01/24 ....................................................................       2,000,000         2,133,620
   Palo Verde USD, COP, FSA Insured, 5.00%, 3/01/31 ..............................................       3,145,000         3,224,317
   Perris CFD Special Tax,
     CFD No. 05-2, Series A, 5.00%, 9/01/21 ......................................................       1,130,000         1,130,701
     CFD No. 05-2, Series A, 5.20%, 9/01/24 ......................................................       1,505,000         1,515,385
     CFD No. 05-2, Series A, 5.25%, 9/01/29 ......................................................       3,585,000         3,609,665
     CFD No. 05-2, Series A, 5.30%, 9/01/35 ......................................................       4,205,000         4,233,888
     No. 2001-1, May Farms, Series A, 5.00%, 9/01/25 .............................................       1,415,000         1,406,114
     No. 2001-1, May Farms, Series A, 5.10%, 9/01/30 .............................................         865,000           864,931


32 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Perris CFD Special Tax, (cont.)
     No. 2001-1, May Farms, Series A, 5.15%, 9/01/35 .............................................     $ 1,075,000    $    1,066,819
     No. 2002-1, Series A, 6.375%, 9/01/23 .......................................................       1,475,000         1,608,886
     No. 2002-1, Series A, 6.50%, 9/01/29 ........................................................       2,045,000         2,239,888
     No. 2002-1, Series A, 6.50%, 9/01/33 ........................................................       2,120,000         2,314,934
     No. 2004-3, Improvement Area No. 2, Series A, 5.30%, 9/01/35 ................................       1,390,000         1,398,340
   Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 .....................................       3,000,000         3,223,800
   Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 .....................       7,250,000         7,635,917
   Placentia COP, Improvement Project,
     5.45%, 7/01/25 ..............................................................................       1,000,000         1,000,030
     5.60%, 7/01/30 ..............................................................................         500,000           500,015
   Placentia-Yorba Linda USD, GO, 2002 Election, Series C, MBIA Insured, 5.00%, 8/01/29 ..........       4,100,000         4,265,394
   Poway USD Special Tax, CFD,
     Area 6, Series B, 5.125%, 9/01/36 ...........................................................       5,035,000         5,044,164
     Ranch 6-4S, 5.125%, 9/01/35 .................................................................       5,000,000         5,007,600
   Rancho Santiago Community College District GO, FSA Insured, 5.125%,
     9/01/28 .....................................................................................       5,295,000         5,754,765
     9/01/29 .....................................................................................       6,745,000         7,303,958
   Rancho Water District Special Tax, Community Facilities 99-1,
     Area A, Series A, Pre-Refunded, 6.70%, 9/01/30 ..............................................       2,100,000         2,306,892
     Area B, Series A, Pre-Refunded, 6.70%, 9/01/30 ..............................................       2,435,000         2,674,896
   Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/25 ...............................       3,900,000         4,090,398
   Richmond 1915 Act Special Assessment, Ltd. Obligation, ID No. 99-01, 7.20%, 9/02/30 ...........       7,885,000         8,264,268
   Richmond Revenue, YMCA East Bay Project, Refunding, 7.25%, 6/01/17 ............................       2,290,000         2,353,960
   Rio Elementary School District CFD Special Tax, No. 1, 5.20%, 9/01/35 .........................       5,000,000         5,020,500
   Riverside County CFD Special Tax,
     No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 ..................................       7,335,000         7,785,956
     No. 89-1, Mountain Cove, Refunding, 6.50%, 9/01/25 ..........................................       3,390,000         3,532,549
   Riverside USD Special Tax,
     CFD No. 14, Series A, 5.40%, 9/01/26 ........................................................       1,010,000         1,007,414
     CFD No. 14, Series A, 5.45%, 9/01/35 ........................................................       2,060,000         2,053,799
     CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 ..............................................       2,970,000         3,027,618
     CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 ..............................................       2,390,000         2,444,564
     CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 ..............................................       2,000,000         2,045,560
     CFD No. 15, Series A, 5.15%, 9/01/25 ........................................................       1,730,000         1,736,436
     CFD No. 15, Series A, 5.25%, 9/01/30 ........................................................       1,230,000         1,234,551
     CFD No. 15, Series A, 5.25%, 9/01/35 ........................................................       1,500,000         1,502,145
     CFD No. 17, Aldea, 5.125%, 9/01/35 ..........................................................       1,425,000         1,391,926
     CFD No. 18, 5.00%, 9/01/25 ..................................................................         505,000           490,163
     CFD No. 18, 5.00%, 9/01/34 ..................................................................       1,125,000         1,076,985
   Roseville Special Tax,
     CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/24 ..................................................       1,010,000           997,819
     CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/25 ..................................................       1,020,000         1,006,077
     CFD No. 1, Fiddyment Ranch, 5.05%, 9/01/30 ..................................................       8,745,000         8,610,764
     CFD No. 1, Fiddyment Ranch, 5.10%, 9/01/36 ..................................................       6,450,000         6,337,447
     CFD No. 1, Longmeadow, 5.00%, 9/01/36 .......................................................       2,370,000         2,329,615
     CFD No. 1, WestPark, 5.15%, 9/01/30 .........................................................       5,500,000         5,541,470
     CFD No. 1, WestPark, 5.20%, 9/01/36 .........................................................       4,500,000         4,516,695


                                                          Semiannual Report | 33

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Roseville Special Tax, (cont.)
     Highland, CFD No. 1, 6.30%, 9/01/25 .........................................................     $ 8,610,000    $    8,989,787
     Stone Point, CFD No. 1, 6.375%, 9/01/24 .....................................................       1,750,000         1,887,358
     Stone Point, CFD No. 1, 6.375%, 9/01/28 .....................................................       2,500,000         2,692,300
     Stoneridge, CFD No. 1, 6.20%, 9/01/21 .......................................................       1,250,000         1,340,150
     Stoneridge, CFD No. 1, 6.30%, 9/01/31 .......................................................       1,500,000         1,606,260
     Woodcreek West, CFD No. 1, Pre-Refunded, 6.70%, 9/01/25 .....................................       3,000,000         3,402,090
   Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional County
    Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 .........................................       7,000,000         7,240,660
   Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 ...........................       1,575,000         1,612,627
   Sacramento Special Tax, North Natomas Community Facilities 97-01, Refunding,
     5.00%, 9/01/29 ..............................................................................       1,190,000         1,176,862
     5.10%, 9/01/35 ..............................................................................       1,525,000         1,517,939
   San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 .................................       4,030,000         4,165,166
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, 5.50%, 1/15/28 .........................................................       3,320,000         3,253,235
     senior lien, 5.00%, 1/01/33 .................................................................      12,500,000        11,691,375
   San Jose Financing Authority Lease Revenue, Civic Center Project, Refunding, Series B, AMBAC
    Insured, 5.00%, 6/01/37 ......................................................................       8,000,000         8,186,720
   San Marcos PFA Special Tax Revenue,
     Series A, 6.375%, 9/01/35 ...................................................................       3,535,000         3,638,399
     Series A, 5.65%, 9/01/36 ....................................................................       5,180,000         5,149,542
     Series A, Pre-Refunded, 6.30%, 9/01/33 ......................................................       1,000,000         1,042,460
     Series A, Pre-Refunded, 6.45%, 9/01/34 ......................................................       3,180,000         3,402,187
     Series B, Pre-Refunded, 6.50%, 9/01/33 ......................................................       6,655,000         6,947,221
   San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 ..........       2,000,000         2,042,480
   San Mateo RDA Tax Allocation, Merged Area, Series A, Pre-Refunded, 5.50%, 8/01/22 .............       1,000,000         1,056,570
   Santa Rosa RDA Tax Allocation, Southwest Redevelopment Project, Series A, AMBAC Insured, 5.00%,
    8/01/25 ......................................................................................       1,250,000         1,301,425
   Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 ..................       4,000,000         4,235,560
   Southern California Public Power Authority Transmission Project Revenue, Southern
    Transmission Project, 6.125%, 7/01/18 ........................................................          50,000            50,123
   Stockton CFD Special Tax, No. 2001-1, Spanos Park West, 6.25%, 9/01/25 ........................       3,500,000         3,726,030
   Stockton Improvement Bond Revenue, 1915 Act, Ltd. Obligation, Mosher AD 02,
     6.20%, 9/02/23 ..............................................................................       2,955,000         3,029,791
     6.30%, 9/02/33 ..............................................................................       3,390,000         3,490,954
   Stockton RDAR, Stockton Events Center Arena Project, FGIC Insured, 5.00%, 9/01/28 .............       1,500,000         1,552,500
   Sunnyvale School District GO, Election of 2004, Series A, FSA Insured, 5.00%, 9/01/27 .........       2,745,000         2,867,509
   Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC Insured, 5.00%,
    6/01/34 ......................................................................................       3,720,000         3,815,678
   Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
     5.20%, 9/01/25 ..............................................................................       3,000,000         3,034,050
     5.25%, 9/01/30 ..............................................................................       5,050,000         5,107,166
     5.30%, 9/01/35 ..............................................................................       7,395,000         7,461,555
   Truckee-Donner PUD Special Tax, CFD No. 04-1,
     5.75%, 9/01/29 ..............................................................................       2,975,000         3,066,987
     5.80%, 9/01/35 ..............................................................................       4,630,000         4,773,113


34 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A,
     5.90%, 9/01/24 ..............................................................................     $ 2,380,000    $    2,464,419
     6.00%, 9/01/34 ..............................................................................       2,000,000         2,069,780
   Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%,
     8/01/24 .....................................................................................       2,510,000         2,639,390
     8/01/25 .....................................................................................       1,000,000         1,045,130
     8/01/26 .....................................................................................       1,000,000         1,042,730
   Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 .......................       9,345,000         9,794,308
   Vallejo RDA Tax Allocation, Housing Set-Aside, Series A, 7.00%, 10/01/31 ......................       5,080,000         5,171,237
   Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District,
    Ltd. Obligation,
     5.00%, 9/02/25 ..............................................................................       1,060,000         1,042,934
     5.20%, 9/02/30 ..............................................................................       1,370,000         1,358,588
   Ventura USD, GO, Refunding, FSA Insured,
     5.125%, 8/01/28 .............................................................................       1,180,000         1,256,181
     4.50%, 8/01/30 ..............................................................................       4,175,000         4,041,776
   West Sacramento Special Tax,
     CFD No. 10, 6.75%, 9/01/26 ..................................................................       3,235,000         3,393,321
     CFD No. 16, 5.90%, 9/01/23 ..................................................................       1,000,000         1,014,770
     CFD No. 20, 5.125%, 9/01/25 .................................................................         500,000           491,730
     CFD No. 20, 5.30%, 9/01/35 ..................................................................       1,740,000         1,724,410
   Western Riverside County Water and Wastewater Finance Authority Revenue, Eastern
    Municipal Water District Improvement, Series A, 5.00%,
     9/01/30 .....................................................................................       1,925,000         1,954,530
     9/01/35 .....................................................................................       2,000,000         2,026,020
   Woodland Special Tax,
     CFD No. 1, 6.00%, 9/01/28 ...................................................................       5,000,000         5,273,250
     CFD No. 1, 6.25%, 9/01/34 ...................................................................       6,750,000         7,234,987
                                                                                                                      --------------
                                                                                                                         939,471,552
                                                                                                                      --------------
   U.S. TERRITORIES 0.2%
   Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
    3/15/28 ......................................................................................       1,835,000         1,966,753
                                                                                                                      --------------
   TOTAL BONDS (COST $909,509,269) ...............................................................                       941,438,305
                                                                                                                      --------------
   ZERO COUPON/STEP-UP BONDS 8.9%
   CALIFORNIA 8.9%
   Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured,
     8/01/27 .....................................................................................       7,500,000         2,595,825
     8/01/28 .....................................................................................       5,000,000         1,633,300
   Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project,
    12/01/28 .....................................................................................      30,795,000         7,873,050
   El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, 8/01/29 ..............       2,400,000           774,288
   Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
     1/15/26 .....................................................................................      38,720,000        11,907,562
     1/15/30 .....................................................................................       4,000,000           981,840
     1/15/31 .....................................................................................      85,780,000        19,769,717


                                                          Semiannual Report | 35

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   CALIFORNIA (CONT.)
   Moreland School District GO, Election of 2002, Series D, FGIC Insured,
     8/01/30 .....................................................................................     $ 3,400,000    $      881,960
     8/01/31 .....................................................................................       2,000,000           489,180
     8/01/32 .....................................................................................       4,405,000         1,013,987
     8/01/34 .....................................................................................       4,405,000           904,170
     8/01/37 .....................................................................................       5,700,000           987,525
   San Diego RDA Tax Allocation, Capital Appreciation, Series B,
     9/01/10 .....................................................................................       3,170,000         2,575,625
     9/01/15 .....................................................................................       6,810,000         4,237,999
     9/01/16 .....................................................................................       1,500,000           874,320
     9/01/19 .....................................................................................       1,800,000           857,340
     9/01/20 .....................................................................................       1,800,000           796,734
     9/01/21 .....................................................................................       1,800,000           742,014
     9/01/22 .....................................................................................       1,900,000           725,192
     9/01/23 .....................................................................................       1,900,000           675,887
     9/01/24 .....................................................................................       1,900,000           630,572
     9/01/25 .....................................................................................       1,900,000           588,050
     9/01/26 .....................................................................................       1,900,000           549,632
     9/01/27 .....................................................................................       1,900,000           515,489
     9/01/28 .....................................................................................       1,900,000           483,455
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
       1/15/16 ...................................................................................       4,500,000         4,113,495
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.70% thereafter,
       1/15/19 ...................................................................................       3,000,000         2,727,390
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
       1/15/21 ...................................................................................      24,750,000        22,443,052
     junior lien, ETM, 1/01/28 ...................................................................      19,150,000         6,564,237
                                                                                                                      --------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $86,367,037) ............................................                        99,912,887
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $995,876,306) ...............................................                     1,041,351,192
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 6.3%
   BONDS 6.3%
   CALIFORNIA 6.3%
(c)California State Department of Water Resources Power Supply Revenue,
     Series B-5, Daily VRDN and Put, 2.94%, 5/01/22 ..............................................       3,400,000         3,400,000
     Series B-6, Daily VRDN and Put, 2.95%, 5/01/22 ..............................................       2,775,000         2,775,000
     Series C-7, FSA Insured, Weekly VRDN and Put, 3.01%, 5/01/22 ................................       2,700,000         2,700,000
(c)California State Economic Recovery GO, Series C-1, Daily VRDN and Put, 2.99%, 7/01/23 .........       7,200,000         7,200,000
(c)California State Economic Recovery Revenue,
     Series C-2, Weekly VRDN and Put, 2.94%, 7/01/23 .............................................       2,050,000         2,050,000
     Series C-3, Daily VRDN and Put, 2.94%, 7/01/23 ..............................................       1,400,000         1,400,000
     Series C-6, Daily VRDN and Put, 2.95%, 7/01/23 ..............................................       4,085,000         4,085,000
     Series C-7, Daily VRDN and Put, 2.95%, 7/01/23 ..............................................       2,900,000         2,900,000
     Series C-8, Daily VRDN and Put, 2.94%, 7/01/23 ..............................................       3,650,000         3,650,000


36 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
(c)California State GO,
     Series A-2, Daily VRDN and Put, 2.95%, 5/01/33 ..............................................     $   400,000    $      400,000
     Series A-3, Daily VRDN and Put, 2.94%, 5/01/33 ..............................................       3,000,000         3,000,000
(c)Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 2.98%, 10/15/29 ...........................       1,700,000         1,700,000
(c)Infrastructure and Economic Development Bank Insured Revenue, Rand Corp., Series B,
    AMBAC Insured, Daily VRDN and Put, 2.95%, 4/01/42 ............................................       1,400,000         1,400,000
(c)Irvine 1915 Act Special Assessment,
     AD No. 93-14, Daily VRDN and Put, 2.94%, 9/02/25 ............................................       1,500,000         1,500,000
     AD No. 97-13, Daily VRDN and Put, 2.95%, 9/02/23 ............................................       2,000,000         2,000,000
     AD No. 97-16, Daily VRDN and Put, 2.95%, 9/02/22 ............................................         200,000           200,000
(c)Irvine Ranch Water District Revenue,
     Adjustment, Consolidated, Daily VRDN and Put, 2.95%, 8/01/16 ................................         200,000           200,000
     ID No. 182, Series A, Daily VRDN and Put, 2.94%, 11/15/13 ...................................       1,000,000         1,000,000
     Nos. 140 240 105 and 250, Daily VRDN and Put, 2.95%, 4/01/33 ................................       1,000,000         1,000,000
(c)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily
    VRDN and Put, 2.95%, 7/01/35 .................................................................         500,000           500,000
(c)Metropolitan Water District Southern California Waterworks Revenue,
     Refunding, Series B-1, Daily VRDN and Put, 2.95%, 7/01/35 ...................................       3,500,000         3,500,000
     Refunding, Series B-3, Daily VRDN and Put, 1.70%, 7/01/35 ...................................       1,300,000         1,300,000
     Series C-2, Daily VRDN and Put, 2.92%, 7/01/36 ..............................................       1,450,000         1,450,000
(c)Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
     Series B, Weekly VRDN and Put, 2.98%, 10/01/26 ..............................................       2,790,000         2,790,000
     Series C, Daily VRDN and Put, 2.98%, 10/01/26 ...............................................       6,500,000         6,500,000
(c)Orange County Housing Authority Apartment Development Revenue, Oasis Martinique,
    Refunding, Series I, FNMA Insured, Weekly VRDN and Put, 2.99%, 6/15/28 .......................       6,000,000         6,000,000
(c)Orange County Sanitation Districts COP, Refunding,
     Series A, Daily VRDN and Put, 2.95%, 8/01/29 ................................................       1,900,000         1,900,000
     Series B, Daily VRDN and Put, 2.95%, 8/01/30 ................................................       3,100,000         3,100,000
                                                                                                                      --------------
     TOTAL SHORT TERM INVESTMENTS (COST $69,600,000) .............................................                        69,600,000
                                                                                                                      --------------
     TOTAL INVESTMENTS (COST $1,065,476,306) 99.8% ...............................................                     1,110,951,192
     OTHER ASSETS, LESS LIABILITIES 0.2% .........................................................                         1,776,931
                                                                                                                      --------------
     NET ASSETS 100.0% ...........................................................................                    $1,112,728,123
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 42.

(a)   See Note 7 regarding defaulted securities.

(b) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                     Semiannual Report | See notes to financial statements. | 37

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

                                                   -------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   NOVEMBER 30, 2005                       YEAR ENDED MAY 31,
CLASS A                                               (UNAUDITED)        2005           2004         2003       2002       2001
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $   11.48         $   11.04     $   11.59    $   10.95   $  10.82   $  10.02
                                                   -------------------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ....................          0.24              0.48          0.49         0.50       0.52       0.55

   Net realized and unrealized gains (losses) ..         (0.22)             0.44         (0.55)        0.65       0.15       0.81
                                                   -------------------------------------------------------------------------------
Total from investment operations ...............          0.02              0.92         (0.06)        1.15       0.67       1.36
                                                   -------------------------------------------------------------------------------
Less distributions from net investment income ..         (0.24)            (0.48)        (0.49)       (0.51)     (0.54)     (0.56)

Redemption fees ................................            --                --(d)         --           --         --         --
                                                   -------------------------------------------------------------------------------
Net asset value, end of period .................     $   11.26         $   11.48     $   11.04    $   11.59   $  10.95   $  10.82
                                                   ===============================================================================

Total return(b) ................................          0.17%             8.50%        (0.56)%      10.64%      6.38%     13.74%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............     $ 134,945         $ 121,645     $ 111,223    $ 115,514   $ 99,208   $ 85,455

Ratios to average net assets:

   Expenses ....................................          0.77%(c)          0.79%         0.79%        0.80%      0.80%      0.82%

   Expenses net of waiver and payments by
     affiliate .................................          0.70%(c)          0.70%         0.60%        0.60%      0.56%      0.40%

   Net investment income .......................          4.14%(c)          4.24%         4.34%        4.49%      4.76%      5.13%

Portfolio turnover rate ........................          0.15%             8.36%        13.01%        8.24%     22.99%      9.89%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized.

(d)   Amount is less than $0.01 per share.


38 | See notes to financial statements. | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.5%
   BONDS 96.5%
   TENNESSEE 92.0%
   Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 ...............................     $ 1,075,000    $    1,119,516
   Chattanooga GO, 5.00%, 3/01/22 ................................................................       2,215,000         2,311,308
   Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
    2/01/22 ......................................................................................       2,000,000         2,069,620
   Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 ...................       3,000,000         3,186,210
   Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured,
     5.30%, 5/01/28 ..............................................................................       1,830,000         1,886,950
     Pre-Refunded, 5.30%, 5/01/28 ................................................................       1,170,000         1,224,756
   Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 ..........................       1,000,000         1,082,000
   Franklin IDB, MFHR, Landings Apartment Project, Refunding, Series A, FSA Insured, 6.00%,
    10/01/26 .....................................................................................       1,000,000         1,028,470
   Franklin Special School District GO, 5.00%, 6/01/22 ...........................................       1,455,000         1,534,196
   Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 ...........................       1,000,000         1,049,970
   Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
    Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 ..........................................       2,500,000         2,586,550
   Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities
    Improvement, MBIA Insured, 5.00%,
     9/01/29 .....................................................................................       1,000,000         1,037,190
     9/01/34 .....................................................................................       2,310,000         2,387,477
   Hollow Rock-Bruceton Special School District GO, FSA Insured, Pre-Refunded, 5.75%,
    4/01/24 ......................................................................................         500,000           514,160
   Humphreys County IDB Solid Waste Disposal Revenue, I.E. du Pont de Nemours and Co.
    Project, 6.70%, 5/01/24 ......................................................................         800,000           808,552
   Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 ....................................       2,000,000         2,038,920
   Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ...................................         100,000           101,165
   Johnson City Health and Educational Facilities Board Hospital Revenue,
     first mortgage, Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%,
      7/01/21 ....................................................................................       2,970,000         3,235,429
     Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ..................................       3,000,000         3,133,770
   Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
     Series A, GNMA Secured, 5.90%, 6/20/37 ......................................................       1,390,000         1,473,553
   Johnson County Public Improvement GO, Series B, AMBAC Insured, Pre-Refunded, 6.70%,
    5/01/20 ......................................................................................         100,000           101,454
   Knox County First Utility District Water and Sewer Revenue, Refunding and Improvement,
    Series A, MBIA Insured, 5.625%, 12/01/19 .....................................................       1,000,000         1,050,410
   Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
    Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ...............................       1,250,000         1,406,937
   Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%,
    3/01/28 ......................................................................................         250,000           254,678
   Knoxville Electric Revenue, System Series U, Pre-Refunded, 5.125%, 7/01/21 ....................       2,340,000         2,501,366
   Knoxville Waste Water System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
    4/01/37 ......................................................................................       2,500,000         2,590,300
   Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30 ............       2,370,000         2,462,240
   Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 .....................       1,000,000         1,070,750
   Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 ...........       2,500,000         2,691,125
   Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
    6/01/21 ......................................................................................       2,000,000         2,078,700
   McKenzie High School District GO, FSA Insured, Pre-Refunded, 5.75%, 4/01/22 ...................         500,000           514,160


                                                          Semiannual Report | 39

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TENNESSEE (CONT.)
   Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ......................................................     $ 2,000,000    $    2,093,400
   Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
    3/01/24 ......................................................................................       4,780,000         5,129,466
   Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A,
    AMBAC Insured, 5.25%, 11/01/23 ...............................................................       7,145,000         7,607,996
   Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
     5.20%, 5/15/23 ..............................................................................         800,000           840,296
     AMBAC Insured, 5.00%, 5/15/25 ...............................................................       5,000,000         5,198,850
   Metropolitan Government of Nashville and Davidson County GO,
     Public Improvements, 5.875%, 5/15/26 ........................................................       1,000,000         1,020,680
     Refunding, 5.125%, 5/15/25 ..................................................................       2,600,000         2,677,168
     Series C, 5.00%, 2/01/25 ....................................................................       3,000,000         3,143,490
   Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
    Board Revenue,
     Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 ............       2,500,000         2,740,675
     Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 ........................         500,000           511,065
   Metropolitan Government of Nashville and Davidson County Sports Authority Revenue, Stadium
    Public Improvement Project, AMBAC Insured, Pre-Refunded, 5.875%, 7/01/21 .....................       1,775,000         1,819,606
   Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
    Refunding, 5.50%, 1/01/16 ....................................................................         620,000           621,246
   Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
    Clarksville Regional Health System, Refunding and Improvement, 5.375%,
     1/01/18 .....................................................................................         175,000           175,849
     1/01/28 .....................................................................................       4,270,000         4,276,747
   Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ..................         750,000           792,375
   Rutherford County Consolidated Utility District Waterworks Revenue, Refunding, MBIA Insured,
    5.00%, 2/01/27 ...............................................................................       1,000,000         1,045,320
   Shelby County GO, Public Improvement and School, Refunding, Series B, 5.00%, 6/01/24 ..........       2,000,000         2,069,780
   Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria Assisted
    Living Project, Series A, 5.50%, 12/01/31 ....................................................       2,010,000         2,092,531
   South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 ........       1,750,000         1,763,562
   South Fulton IDBR, Tyson Foods Inc. Project, 6.40%, 10/01/20 ..................................         300,000           307,380
   Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 .......................         350,000           358,183
   Tennessee HDA Revenue,
     Homeownership Program, 5.375%, 7/01/23 ......................................................         460,000           467,144
     Homeownership Program, Issue 4A, 6.375%, 7/01/22 ............................................          95,000            97,237
     Homeownership, Series 3C, 6.00%, 1/01/20 ....................................................         385,000           395,741
   Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second
    Program, Refunding, Series A, MBIA Insured, 5.00%, 5/01/30 ...................................       4,870,000         5,062,414
   West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%, 6/01/29 ...................       1,055,000         1,124,788
   West Wilson Utility District Waterworks Revenue,
     AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 .................................................       3,780,000         4,097,898
     Improvement, MBIA Insured, 5.00%, 6/01/26 ...................................................       1,805,000         1,879,727
     MBIA Insured, 4.75%, 6/01/23 ................................................................       1,805,000         1,852,165
     Refunding, AMBAC Insured, 5.25%, 6/01/23 ....................................................         720,000           767,606
   White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
     FSA Insured, Pre-Refunded, 6.00%, 1/01/26 ...................................................       1,000,000         1,096,470
     Refunding, FSA Insured, 5.125%, 1/01/26 .....................................................       2,500,000         2,593,025


40 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TENNESSEE (CONT.)
   White House Utility District Robertson and Sumner Counties Waterworks System Revenue,
    Refunding, Series B, FGIC Insured, 5.375%, 1/01/19 ...........................................     $ 1,000,000    $    1,020,910
   Williamson County GO, Public Improvement,
     Pre-Refunded, 5.375%, 3/01/19 ...............................................................       1,480,000         1,588,958
     Pre-Refunded, 5.00%, 4/01/20 ................................................................       2,000,000         2,151,100
     Refunding, 5.00%, 3/01/20 ...................................................................       2,000,000         2,154,540
   Wilson County COP, FSA Insured, 5.25%, 3/30/18 ................................................       1,000,000         1,056,140
                                                                                                                      --------------
                                                                                                                         124,223,410
                                                                                                                      --------------
   U.S. TERRITORIES 4.5%
   Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
    5.00%, 7/01/32 ...............................................................................       1,500,000         1,623,720
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 6.00%, 7/01/22 .................................................................         500,000           515,370
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
    MBIA Insured, 6.25%, 7/01/24 .................................................................         200,000           202,504
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
     5.375%, 7/01/33 .............................................................................         655,000           678,226
     Pre-Refunded, 5.375%, 7/01/33 ...............................................................       1,845,000         2,020,404
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .......       1,000,000         1,040,650
                                                                                                                      --------------
                                                                                                                           6,080,874
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $124,209,455) ...............................................                       130,304,284
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 1.9%
   BONDS 1.9%
   TENNESSEE 1.9%
(a)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
    Put, 3.03%,
     7/01/31 .....................................................................................         740,000           740,000
     1/01/33 .....................................................................................         800,000           800,000
     7/01/34 .....................................................................................         600,000           600,000
(a)Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 3.03%, 4/01/32 ......................................................................         380,000           380,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,520,000) ................................................                         2,520,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $126,729,455) 98.4%  ..................................................                       132,824,284
   OTHER ASSETS, LESS LIABILITIES 1.6%  ..........................................................                         2,120,812
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  134,945,096
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 42.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                     Semiannual Report | See notes to financial statements. | 41

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  -  Improvement Bond Act of 1915
ABAG      -  The Association of Bay Area Governments
AD        -  Assessment District
AMBAC     -  American Municipal Bond Assurance Corp.
CDA       -  Community Development Authority/Agency
CFD       -  Community Facilities District
CIFP      -  Capital Improvement Financing Program
COP       -  Certificate of Participation
ETM       -  Escrow to Maturity
FGIC      -  Financial Guaranty Insurance Co.
FHA       -  Federal Housing Authority/Agency
FNMA      -  Federal National Mortgage Association
FSA       -  Financial Security Assurance Inc.
GNMA      -  Government National Mortgage Association
GO        -  General Obligation
HDA       -  Housing Development Authority/Agency
HFA       -  Housing Finance Authority/Agency
ID        -  Improvement District
IDB       -  Industrial Development Bond/Board
IDBR      -  Industrial Development Board Revenue
MBIA      -  Municipal Bond Investors Assurance Corp.
MFHR      -  Multi-Family Housing Revenue
MFR       -  Multi-Family Revenue
PBA       -  Public Building Authority
PFA       -  Public Financing Authority
PFAR      -  Public Financing Authority Revenue
PUD       -  Public Utility District
RDA       -  Redevelopment Agency/Authority
RDAR      -  Redevelopment Agency Revenue
USD       -  Unified/Union School District


42 | See notes to financial statements. | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2005 (unaudited)

                                                                                            ----------------------------------------
                                                                                            FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                                                 HIGH YIELD            MUNICIPAL
                                                                                               MUNICIPAL FUND          BOND FUND
                                                                                            ----------------------------------------
Assets:
   Investments in securities:
     Cost ...............................................................................     $ 1,065,476,306       $  126,729,455
                                                                                            ----------------------------------------
     Value ..............................................................................     $ 1,110,951,192       $  132,824,284
   Cash .................................................................................             412,076              249,762
   Receivables:
     Capital shares sold ................................................................           4,521,504              662,529
     Interest ...........................................................................          14,894,393            1,861,612
                                                                                            ----------------------------------------
       Total assets .....................................................................       1,130,779,165          135,598,187
                                                                                            ----------------------------------------
Liabilities:
   Payables:
     Investment securities purchased ....................................................          14,854,039                   --
     Capital shares redeemed ............................................................           1,209,608              361,634
     Affiliates .........................................................................             611,610               70,813
     Distributions to shareholders ......................................................           1,340,979              200,764
   Accrued expenses and other liabilities ...............................................              34,806               19,880
                                                                                            ----------------------------------------
       Total liabilities ................................................................          18,051,042              653,091
                                                                                            ----------------------------------------
         Net assets, at value ...........................................................     $ 1,112,728,123       $  134,945,096
                                                                                            ========================================
Net assets consist of:
   Paid-in capital ......................................................................     $ 1,121,213,517       $  133,165,044
   Undistributed net investment income (distributions in excess of net investment
     income) ............................................................................             612,328             (112,462)
   Net unrealized appreciation (depreciation) ...........................................          45,474,886            6,094,829
   Accumulated net realized gain (loss) .................................................         (54,572,608)          (4,202,315)
                                                                                            ----------------------------------------
         Net assets, at value ...........................................................     $ 1,112,728,123       $  134,945,096
                                                                                            ========================================
CLASS A:
   Net assets, at value .................................................................     $   930,368,257       $  134,945,096
                                                                                            ========================================
   Shares outstanding ...................................................................          90,269,961           11,986,277
                                                                                            ========================================
   Net asset value per share(a) .........................................................     $         10.31       $        11.26
                                                                                            ========================================
   Maximum offering price per share (net asset value per share / 95.75%) ................     $         10.77       $        11.76
                                                                                            ========================================
CLASS B:
   Net assets, at value .................................................................     $    30,891,426
                                                                                            =================
   Shares outstanding ...................................................................           2,982,366
                                                                                            =================
   Net asset value and maximum offering price per share (a) .............................     $         10.36
                                                                                            =================
CLASS C:
   Net assets, at value .................................................................     $   151,468,440
                                                                                            =================
   Shares outstanding ...................................................................          14,638,147
                                                                                            =================
   Net asset value and maximum offering price per share(a) ..............................     $         10.35
                                                                                            =================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 43

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENTS OF OPERATIONS
for the six months ended November 30, 2005 (unaudited)

                                                                                            ----------------------------------------
                                                                                            FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                                                 HIGH YIELD            MUNICIPAL
                                                                                               MUNICIPAL FUND          BOND FUND
                                                                                            ----------------------------------------
Investment income:
   Interest  ............................................................................     $    28,158,432       $     3,134,866
                                                                                            ----------------------------------------
Expenses:
   Management fees (Note 3a) ............................................................           2,442,455               386,118
   Distribution fees: (Note 3c)
     Class A ............................................................................             431,202                64,726
     Class B ............................................................................             101,529                    --
     Class C ............................................................................             444,701                    --
   Transfer agent fees (Note 3e) ........................................................             142,420                20,303
   Custodian fees .......................................................................               6,880                   891
   Reports to shareholders ..............................................................              28,653                 3,816
   Registration and filing fees .........................................................              10,881                 2,424
   Professional fees ....................................................................              13,855                 9,029
   Trustees' fees and expenses ..........................................................              17,457                 2,357
   Other ................................................................................              36,952                 8,461
                                                                                            ----------------------------------------
       Total expenses ...................................................................           3,676,985               498,125
       Expenses waived/paid by affiliate (Note 3f) ......................................                  --               (45,310)
                                                                                            ----------------------------------------
         Net expenses ...................................................................           3,676,985               452,815
                                                                                            ----------------------------------------
           Net investment income ........................................................          24,481,447             2,682,051
                                                                                            ----------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ............................................            (401,368)                  523
   Net change in unrealized appreciation (depreciation) on investments ..................          (8,033,750)           (2,508,442)
                                                                                            ----------------------------------------
Net realized and unrealized gain (loss) .................................................          (8,435,118)           (2,507,919)
                                                                                            ----------------------------------------
Net increase (decrease) in net assets resulting from operations .........................     $    16,046,329       $       174,132
                                                                                            ========================================


44 | See notes to financial statements. | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                      ------------------------------------------------------------------------
                                                             FRANKLIN CALIFORNIA                   FRANKLIN TENNESSEE
                                                          HIGH YIELD MUNICIPAL FUND               MUNICIPAL BOND FUND
                                                      ------------------------------------------------------------------------
                                                       SIX MONTH ENDED                      SIX MONTH ENDED
                                                      NOVEMBER 30, 2005     YEAR ENDED     NOVEMBER 30, 2005     YEAR ENDED
                                                         (UNAUDITED)       MAY 31, 2005       (UNAUDITED)       MAY 31, 2005
                                                      ------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ........................    $    24,481,447     $ 39,763,617      $   2,682,051      $   4,887,657
     Net realized gain (loss) from investments ....           (401,368)         620,781                523           (158,207)
     Net change in unrealized appreciation
       (depreciation) on investments ..............         (8,033,750)      33,885,282         (2,508,442)         4,620,171
                                                      ------------------------------------------------------------------------
         Net increase (decrease) in net assets
           resulting from operations ..............         16,046,329       74,269,680            174,132          9,349,621
                                                      ------------------------------------------------------------------------
Distributions to shareholders from:
     Net investment income:
       Class A ....................................        (20,927,535)     (34,643,919)        (2,713,592)        (4,912,395)
       Class B ....................................           (679,350)      (1,450,897)                --                 --
       Class C ....................................         (2,927,419)      (4,490,661)                --                 --
                                                      ------------------------------------------------------------------------
   Total distributions to shareholders ............        (24,534,304)     (40,585,477)        (2,713,592)        (4,912,395)
                                                      ------------------------------------------------------------------------
   Capital share transactions: (Note 2)
       Class A ....................................        159,523,422      201,433,168         15,839,466          5,984,262
       Class B ....................................           (452,002)       2,056,753                 --                 --
       Class C ....................................         32,075,064       37,108,395                 --                 --
                                                      ------------------------------------------------------------------------
   Total capital share transactions ...............        191,146,484      240,598,316         15,839,466          5,984,262
                                                      ------------------------------------------------------------------------
   Redemption fees ................................                224            2,971                 --                662
                                                      ------------------------------------------------------------------------
         Net increase (decrease) in net assets ....        182,658,733      274,285,490         13,300,006         10,422,150
Net assets:
   Beginning of period ............................        930,069,390      655,783,900        121,645,090        111,222,940
                                                      ------------------------------------------------------------------------
   End of period ..................................    $ 1,112,728,123     $930,069,390      $ 134,945,096      $ 121,645,090
                                                      ========================================================================
Undistributed net investment income
   (distributions in excess of net investment
   income) included in net assets:
     End of period ................................    $       612,328     $    665,185      $    (112,462)     $     (80,921)
                                                      ========================================================================


                     Semiannual Report | See notes to financial statements. | 45

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Municipal Securities Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of two series (the Funds).

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.


46 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 47

FRANKLIN MUNICIPAL SECURITIES TRUST

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

---------------------------------------------------------------------------------------
CLASS A                                   CLASS A, CLASS B & CLASS C
---------------------------------------------------------------------------------------
Franklin Tennessee Municipal Bond Fund    Franklin California High Yield Municipal Fund
---------------------------------------------------------------------------------------

At November 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                              --------------------------------------------------------------
                                                   FRANKLIN CALIFORNIA              FRANKLIN TENNESSEE
                                                HIGH YIELD MUNICIPAL FUND           MUNICIPAL BOND FUND
                                              --------------------------------------------------------------
                                                SHARES          AMOUNT            SHARES         AMOUNT
                                              --------------------------------------------------------------
CLASS A SHARES:
Six months ended November 30, 2005
   Shares sold ...........................    19,326,985    $  200,480,804      1,725,279     $  19,653,860
   Shares issued in reinvestment
     of distributions ....................       928,032         9,616,087        123,989         1,409,898
   Shares redeemed .......................    (4,876,817)      (50,573,469)      (459,592)       (5,224,292)
                                              --------------------------------------------------------------
   Net increase (decrease) ...............    15,378,200    $  159,523,422      1,389,676     $  15,839,466
                                              ==============================================================
Year ended May 31, 2005
   Shares sold ...........................    26,490,042    $  270,387,811      1,568,895     $  17,853,453
   Shares issued in reinvestment
     of distributions ....................     1,564,159        15,959,723        246,630         2,798,788
   Shares redeemed .......................    (8,331,103)      (84,914,366)    (1,294,606)      (14,667,979)
                                              --------------------------------------------------------------
   Net increase (decrease) ...............    19,723,098    $  201,433,168        520,919     $   5,984,262
                                              ==============================================================
CLASS B SHARES:
Six months ended November 30, 2005
   Shares sold ...........................        75,123    $      784,514
   Shares issued in reinvestment
     of distributions ....................        32,336           336,901
   Shares redeemed .......................      (150,803)       (1,573,417)
                                              -----------------------------
   Net increase (decrease) ...............       (43,344)   $     (452,002)
                                              =============================
Year ended May 31, 2005
   Shares sold ...........................       468,454    $    4,777,025
   Shares issued in reinvestment
     of distributions ....................        74,133           759,522
   Shares redeemed .......................      (340,467)       (3,479,794)
                                              -----------------------------
   Net increase (decrease) ...............       202,120    $    2,056,753
                                              =============================


48 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                             ----------------------------
                                                                 FRANKLIN CALIFORNIA
                                                              HIGH YIELD MUNICIPAL FUND
                                                             ----------------------------
                                                                SHARES         AMOUNT
                                                             ----------------------------
CLASS C SHARES:
Six months ended November 30, 2005
   Shares sold ..........................................      3,863,895    $ 40,221,999
   Shares issued in reinvestment of distributions .......        146,818       1,527,626
   Shares redeemed ......................................       (930,283)     (9,674,561)
                                                             ----------------------------
   Net increase (decrease) ..............................      3,080,430    $ 32,075,064
                                                             ============================
Year ended May 31, 2005
   Shares sold ..........................................      4,620,543    $ 47,463,282
   Shares issued in reinvestment of distributions .......        234,815       2,404,692
   Shares redeemed ......................................     (1,248,020)    (12,759,579)
                                                             ----------------------------
   Net increase (decrease) ..............................      3,607,338    $ 37,108,395
                                                             ============================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
----------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers based on the average daily net assets of the Funds as follows:

----------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
----------------------------------------------------------------------------
       0.625%            Up to and including $100 million
       0.500%            Over $100 million, up to and including $250 million
       0.450%            Over $250 million, up to and including $10 billion
       0.440%            Over $10 billion, up to and including $12.5 billion
       0.420%            Over $12.5 billion, up to and including $15 billion
       0.400%            Over $15 billion, up to and including $17.5 billion
       0.380%            Over $17.5 billion, up to and including $20 billion
       0.360%            In excess of $20 billion


                                                          Semiannual Report | 49

FRANKLIN MUNICIPAL SECURITIES TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the sale and distribution of each Fund's shares up to a certain percentage per year of its average daily net assets as follows:

                                     -----------------------------------------
                                     FRANKLIN CALIFORNIA    FRANKLIN TENNESSEE
                                          HIGH YIELD             MUNICIPAL
                                        MUNICIPAL FUND           BOND FUND
                                     -----------------------------------------
Class A ..........................          0.15%                  0.15%

Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Franklin California High Yield Municipal Fund's compensation distribution plan, the fund pays Distributors for costs incurred in connection with the sale and distribution of the fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

                                     -------------------
                                     FRANKLIN CALIFORNIA
                                          HIGH YIELD
                                        MUNICIPAL FUND
                                     -------------------
Class B .........................           0.65%
Class C .........................           0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                                     ----------------------------------------
                                                                     FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                          HIGH YIELD            MUNICIPAL
                                                                        MUNICIPAL FUND          BOND FUND
                                                                     ----------------------------------------
Net sales charges received(a) ....................................         $ 351,751             $ 51,288
Contingent deferred sales charges retained .......................         $  43,047             $    667

(a)   Net of commissions paid to unaffiliated broker/dealers.


50 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were retained by Investor Services:

                                       ----------------------------------------
                                       FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                            HIGH YIELD            MUNICIPAL
                                          MUNICIPAL FUND          BOND FUND
                                       ----------------------------------------
Transfer agent fees ................         $ 93,934             $ 12,774

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT services agreed in advance to voluntarily waive a portion of management fees for the Franklin Tennessee Municipal Bond Fund, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the fund subsequent to the fund's fiscal year end.

4. INCOME TAXES

At May 31, 2005, the Funds had tax basis capital losses which may be carried over to offset future capital gains, if any. At May 31, 2005, the capital loss carryforwards were as follows:

                                         ---------------------------------------
                                         FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                              HIGH YIELD           MUNICIPAL
                                            MUNICIPAL FUND         BOND FUND
                                         ---------------------------------------
Capital loss carryforwards expiring in:
   2008 ...............................     $   8,364,686         $   543,762
   2009 ...............................        31,858,136           1,676,320
   2010 ...............................         4,003,471             480,932
   2011 ...............................                --              95,080
   2012 ...............................         7,294,061             984,101
   2013 ...............................         2,650,186             422,643
                                         ---------------------------------------
                                            $  54,170,540         $ 4,202,838
                                         =======================================

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                         ---------------------------------------
                                         FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                              HIGH YIELD           MUNICIPAL
                                            MUNICIPAL FUND         BOND FUND
                                         ---------------------------------------
Cost of investments ...................    $ 1,064,121,785      $ 126,704,297
                                         =======================================

Unrealized appreciation ...............    $    51,725,207      $   6,383,197
Unrealized depreciation ...............         (4,895,800)          (263,210)
                                         ---------------------------------------
Net unrealized appreciation
  (depreciation) ......................    $    46,829,407      $   6,119,987
                                         =======================================


                                                          Semiannual Report | 51

FRANKLIN MUNICIPAL SECURITIES TRUST

4. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond workout expenditures, bond discounts and premiums.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2005, were as follows:

                                        ----------------------------------------
                                        FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                             HIGH YIELD            MUNICIPAL
                                           MUNICIPAL FUND          BOND FUND
                                        ----------------------------------------
Purchases ...........................     $  266,725,381         $ 15,693,587
Sales ...............................     $   74,630,301         $    185,000

6. CONCENTRATION OF RISK

Each of the Funds invest a large percentage of its total assets in obligations of issuers within its respective states. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin California High Yield Municipal Fund has 42.2% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Franklin California High Yield Municipal Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2005, the value of these securities was $1,608,839, representing 0.14% of the fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.


52 | Semiannual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 53

FRANKLIN MUNICIPAL SECURITIES TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


54 | Semiannual Report

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

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

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN MUNICIPAL
SECURITIES TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

MUN S2005 01/06




      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By    /S/ JIMMY D. GAMBILL
      -------------------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL
      -------------------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 23, 2006


By    /S/ GALEN G. VETTER
      -------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date    January 23, 2006